Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	As of
	September 30, 2022	December 31, 2021
Cash and bank accounts	92	74
Cash and bank accounts – Abroad (*)	25	25
Financial investments (**)	4,093	2,451
	4,210	2,550

(*)	As of September 30, 2022, the Company had funds held abroad, of which R$25 in US Dollars (R$25 in US dollars on December 31, 2021).

(**)	As of September 30, 2022, the financial investments refer to repurchase and resale agreements and Bank Deposit Certificates – CDB, with a weighted average interest rate of 86.66% of the CDI – Interbank Deposit Certificate (109.64% of the CDI as of December 31, 2021) and redeemable in less than 90 days from the investment date, without loss of income.